Taxes, Amounts to be Restituted to Customers, Income Tax and Social Contribution - Summary of Taxes and Amounts to be Restituted to Customers (Parenthetical) (Detail) - Cemig D [member] - PRCT [member]
R$ in Millions
12 Months Ended
Dec. 31, 2018 BRL (R$) Installment
Disclosure of taxes payable [line items]
Tax credits regularization amout | R$	R$ 557
Percentage of reduction in interest and penalty payments	90.00%
Number of installments | Installment	6
Selic rate	50.00%